Loss Per Ordinary Share - Schedule of Loss Per Share (Details)	6 Months Ended
	Jun. 30, 2024 € / shares shares	Jun. 30, 2024 $ / shares shares	Jun. 30, 2023 € / shares shares	Jun. 30, 2023 $ / shares shares
Schedule of Loss Per Share [Abstract]
Basic loss per Class A ordinary share | (per share)	€ (0.47)	$ (0.47)	€ (0.57)	$ (1.03)
Diluted (loss) per Class A ordinary share | (per share)	€ (0.47)	$ (0.47)	€ (0.57)	$ (1.03)
Basic	16,964,586	16,964,586	14,439,644	14,439,644
Diluted	16,964,586	16,964,586	14,439,644	14,439,644